Shareholders' equity	6 Months Ended
Jun. 30, 2025
Shareholders' equity
Shareholders' equity

4) Shareholders’ equity

Treasury shares (TotalEnergies shares held directly by TotalEnergies SE)

	December 31, 2024	June 30, 2025
Number of treasury shares	149,529,818	77,953,973
Percentage of share capital	6.24%	3.42%

At its meeting on February 4, 2025, the Board of Directors decided, following the authorization of the Extraordinary Shareholder’s Meeting held on May 25, 2022, to cancel 127,622,460 treasury shares bought back between October 27, 2023 and November 19, 2024.

Dividend

The Shareholder’s Meeting of May 23, 2025 approved the distribution of an ordinary dividend at €3.22 per share. The final dividend for fiscal year 2024 was paid according to the following timetable :

Dividend 2024	First interim	Second interim	Third interim	Final
Amount	€0.79	€0.79	€0.79	€0.85
Set date	April 25, 2024	July 24, 2024	October 30, 2024	May 23, 2025
Ex-dividend date	September 25, 2024	January 2, 2025	March 26, 2025	June 19, 2025
Payment date	October 1, 2024	January 6, 2025	April 1, 2025	July 1, 2025

The Board of Directors, at its meeting on April 29, 2025, set the first interim dividend for the fiscal year 2025 at €0.85 per share. The ex-dividend date of this interim dividend will be October 1, 2025 and it will be paid in cash on October 3, 2025.

Furthermore, the Board of Directors, at its meeting on July 23, 2025, set the second interim dividend for the fiscal year 2025 at €0.85 per share, i.e. an amount equal to the aforementioned first interim dividend. The ex-dividend date of this interim dividend will be December 31, 2025 and it will be paid in cash on January 5, 2026.

Dividend 2025	First interim	Second interim
Amount	€0.85	€0.85
Set date	April 29, 2025	July 23, 2025
Ex-dividend date	October 1, 2025	December 31, 2025
Payment date	October 3, 2025	January 5, 2026

Earnings per share in Euro

Earnings per share in Euro, calculated from the earnings per share in U.S. dollars converted at the average Euro/USD exchange rate for the period, amounted to €1.03 per share for the 2nd quarter 2025 (€1.61 per share for the 1st quarter 2025 and €1.51 per share for the 2nd quarter 2024). Diluted earnings per share calculated using the same method amounted to €1.01 per share for the 2nd quarter 2025 (€1.60 per share for the 1st quarter 2025 and €1.51 per share for the 2nd quarter 2024).

Earnings per share are calculated after remuneration of perpetual subordinated notes.

Perpetual subordinated notes

TotalEnergies SE has not issued any perpetual subordinated notes during the first six months of 2025.

In February 2025, TotalEnergies SE has redeemed the outstanding nominal amount of €1,082 million of perpetual subordinated notes carrying a coupon of 2.625%, issued in February 2015, on their first call date.

Other comprehensive income

Detail of other comprehensive income is presented in the table below:

(M$)	1st half 2025	1st half 2024
Actuarial gains and losses	16	20

Change in fair value of investments in equity instruments	64	143

Tax effect	(19)	(19)
Currency translation adjustment generated by the parent company	8,690	(2,189)
Sub-total items not potentially reclassifiable to profit and loss	8,751	(2,045)

Currency translation adjustment	(6,709)	1,622
- unrealized gain/(loss) of the period	(6,708)	1,634
- less gain/(loss) included in net income	1	12

Cash flow hedge	(668)	1,400
- unrealized gain/(loss) of the period	(1,000)	1,346
- less gain/(loss) included in net income	(332)	(54)

Variation of foreign currency basis spread	19	(15)
- unrealized gain/(loss) of the period	12	(6)
- less gain/(loss) included in net income	(7)	9

Share of other comprehensive income of equity affiliates, net amount	(274)	(114)
- unrealized gain/(loss) of the period	(268)	(103)
- less gain/(loss) included in net income	6	11

Other	7	-

Tax effect	156	(372)
Sub-total items potentially reclassifiable to profit and loss	(7,469)	2,521
Total other comprehensive income (net amount)	1,282	476

Tax effects relating to each component of other comprehensive income are as follows:

	1st half 2025			1st half 2024
	Pre-tax			Pre-tax
(M$)	amount	Tax effect	Net amount	amount	Tax effect	Net amount
Actuarial gains and losses	16	(5)	11	20	12	32
Change in fair value of investments in equity instruments	64	(14)	50	143	(31)	112
Currency translation adjustment generated by the parent company	8,690	-	8,690	(2,189)	-	(2,189)
Sub-total items not potentially reclassifiable to profit and loss	8,770	(19)	8,751	(2,026)	(19)	(2,045)
Currency translation adjustment	(6,709)	-	(6,709)	1,622	-	1,622
Cash flow hedge	(668)	163	(505)	1,400	(376)	1,024

Variation of foreign currency basis spread	19	(7)	12	(15)	4	(11)
Share of other comprehensive income of equity affiliates, net amount	(274)	-	(274)	(114)	-	(114)
Other	7	-	7	-	-	-
Sub-total items potentially reclassifiable to profit and loss	(7,625)	156	(7,469)	2,893	(372)	2,521
Total other comprehensive income	1,145	137	1,282	867	(391)	476